Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Corporation and certain financial performance of the Corporation. For further information concerning the Corporation’s pay-for-performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary compensation table total for PEO (Jackson) [1]	Summary compensation table total for PEO (Clossin) [1]	Compensation actually paid to PEO (Jackson) [2]	Compensation actually paid to PEO (Clossin) [2]	Average summary compensation table total for non-PEO named executive officers [3]	Average compensation actually paid to non-PEO named executive officers [4]	Total shareholder return [5]	Peer group total shareholder return [6]	Net income [7]	Core Earnings per Share [8]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$4,683,980	$-	$4,788,624	$-	$1,747,378	$1,763,944	$138.23	$145.48	$223,105	$3.40
2024	$2,663,940	$-	$2,849,416	$-	$1,147,017	$1,201,293	$107.94	$122.17	$151,510	$2.34
2023	$2,263,819	$2,534,148	$2,694,287	$2,054,422	$1,131,531	$976,754	$99.22	$102.56	$159,032	$2.56
2022	$-	$3,033,062	$-	$3,523,605	$1,287,725	$1,419,787	$111.34	$110.80	$192,113	$3.04
2021	$-	$2,706,287	$-	$3,061,694	$1,035,766	$1,165,212	$101.33	$129.98	$242,260	$3.62

1.
This is from the Summary Compensation Table for the applicable year.
2.
This column represents the amount of “compensation actually paid” to Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jackson or Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jackson’s total compensation for 2025 to determine the "compensation actually paid" (and illustrate the methodology used for Mr. Jackson and Mr. Clossin in prior years):

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards(c)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

PEO (Jackson)
2025	$4,683,980	$(1,714,820)	$1,819,464	$-	$-	$4,788,624

(a)
This column represents the amount of total compensation reported for Mr. Jackson in 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025 (the “Subject Year”). For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Jackson to arrive at “compensation actually paid” to Mr. Jackson for the Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for the Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. [The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.] The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
PEO (Jackson)
2025	$1,777,733	$54,252	$-	$-	$(12,521)	$-	$1,819,464

3.
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Weiss, Mr. Zatta, Ms. Pattishall-Krupinski, Mr. Perkins and Mr. Richmond, (ii) for 2024, Mr. Weiss, Mr. Zatta, Mr. Perkins, Anthony F. Pietranton and Mr. Richmond; (iii) for 2023, Mr. Weiss, Mr. Zatta, Mr. Pietranton and Mr. Perkins; (iv) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta and Mr. Pietranton; and (v) for 2021, Mr. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins.
4.
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Jackson in 2025) for 2025 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Reported Change in the Actuarial Present Value of Pension Benefits(d)	Pension Benefit Adjustments(e)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$1,747,378	$(471,195)	$501,385	$(15,364)	$1,739	$1,763,944

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson) in the “Total” column of the Summary Compensation Table in 2025. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2025.
(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2025.
(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025 determined using the same methodology described above in Note 2(c). For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Jackson) to arrive at “compensation actually paid” to each NEO (excluding Mr. Jackson) for 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Jackson) for 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards

2025	$487,206	$24,554	$-	$(4,204)	$(6,171)	$-	$501,385

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025 for the NEOs as a group (excluding Mr. Jackson ). Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for 2025.
(e)
This column represents the average total pension benefit adjustments for 2025, which includes the aggregate of two components: (i) Service Cost, calculated as the actuarial present value of each NEO’s (other than Mr. Jackson) benefit under all defined benefit and actuarial pension plans attributable to services rendered during 2025; and (ii) Prior Service Cost, calculated as the average entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment, in each case averaged for the NEOs (excluding Mr. Jackson) and calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2025	$1,797	$(58)	$1,739

5.
This column represents cumulative Corporation total shareholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (12/31/2020-12/31/2021, 12/31/2020-12/31/2022, 12/31/2020-12/31/2023, 12/31/2020-12/31/2024, 12/31/2020-12/31/2025), assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.
6.
This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Regional Banks Select Industry Index.
7.
This column represents the amount of net income in thousands reflected in the Corporation’s audited financial statements for the applicable year.
8.
The Corporation selected measure is core earnings per share, excluding after-tax restructuring and merger-related expenses and after-tax day one provision for credit losses on acquired loans. This is a non-GAAP measure, and is disclosed in Form 10-K for the year ended December 31, 2025.

Year	2025	2024	2023	2022	2021
Net income per common share – diluted (“EPS”)	$2.23	$2.26	$2.51	$3.02	$3.53
Add: After-tax restructuring and merger-related expenses per common share - diluted (9)	0.66	0.08	0.05	0.02	0.09
Add: After-tax day one provision for credit losses on acquired loans (9)	0.51	-	-	-	-
Core EPS	$3.40	$2.34	$2.56	$3.04	$3.62

9.
Tax effected at 21% for all periods presented.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote	The names of each of the NEOs (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Weiss, Mr. Zatta, Ms. Pattishall-Krupinski, Mr. Perkins and Mr. Richmond, (ii) for 2024, Mr. Weiss, Mr. Zatta, Mr. Perkins, Anthony F. Pietranton and Mr. Richmond; (iii) for 2023, Mr. Weiss, Mr. Zatta, Mr. Pietranton and Mr. Perkins; (iv) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta and Mr. Pietranton; and (v) for 2021, Mr. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins.
Peer Group Issuers, Footnote	S&P Regional Banks Select Industry Index
Adjustment To PEO Compensation, Footnote
2.
This column represents the amount of “compensation actually paid” to Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jackson or Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jackson’s total compensation for 2025 to determine the "compensation actually paid" (and illustrate the methodology used for Mr. Jackson and Mr. Clossin in prior years):

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards(c)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

PEO (Jackson)
2025	$4,683,980	$(1,714,820)	$1,819,464	$-	$-	$4,788,624

(a)
This column represents the amount of total compensation reported for Mr. Jackson in 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement.
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025 (the “Subject Year”). For the Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Jackson to arrive at “compensation actually paid” to Mr. Jackson for the Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for the Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. [The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.] The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
PEO (Jackson)
2025	$1,777,733	$54,252	$-	$-	$(12,521)	$-	$1,819,464

Non-PEO NEO Average Total Compensation Amount	$ 1,747,378	$ 1,147,017	$ 1,131,531	$ 1,287,725	$ 1,035,766
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,763,944	1,201,293	976,754	1,419,787	1,165,212
Adjustment to Non-PEO NEO Compensation Footnote
4.
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Jackson in 2025) for 2025 to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Reported Change in the Actuarial Present Value of Pension Benefits(d)	Pension Benefit Adjustments(e)	Average Compensation Actually Paid to Non-PEO NEOs

2025	$1,747,378	$(471,195)	$501,385	$(15,364)	$1,739	$1,763,944

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Jackson) in the “Total” column of the Summary Compensation Table in 2025. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2025.
(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025. Please refer to the Executive Compensation Tables section of the Corporation’s Proxy Statement for 2025.
(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Jackson) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025 determined using the same methodology described above in Note 2(c). For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Jackson) to arrive at “compensation actually paid” to each NEO (excluding Mr. Jackson) for 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Jackson) for 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards

2025	$487,206	$24,554	$-	$(4,204)	$(6,171)	$-	$501,385

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025 for the NEOs as a group (excluding Mr. Jackson ). Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for 2025.
(e)
This column represents the average total pension benefit adjustments for 2025, which includes the aggregate of two components: (i) Service Cost, calculated as the actuarial present value of each NEO’s (other than Mr. Jackson) benefit under all defined benefit and actuarial pension plans attributable to services rendered during 2025; and (ii) Prior Service Cost, calculated as the average entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment, in each case averaged for the NEOs (excluding Mr. Jackson) and calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2025	$1,797	$(58)	$1,739

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following table compares (i) the amount of compensation actually paid to Mr. Clossin in 2023, 2022 and 2021 and Mr. Jackson in 2025, 2024 and 2023, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021), to (ii) the Corporation’s cumulative TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following table compares (i) the amount of compensation actually paid to Mr. Clossin in 2023, 2022 and 2021 and Mr. Jackson in 2025, 2024 and 2023, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021), to (ii) the Corporation’s net income (in thousands) over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Core EPS

The following table compares (i) the amount of compensation actually paid to Mr. Clossin in 2023, 2022 and 2021 and Mr. Jackson in 2025, 2024 and 2023, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Jackson in 2025, 2024 and 2023 and Mr. Clossin in 2023, 2022 and 2021), to (ii) Core EPS over the five years presented in the table.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Corporation and Cumulative TSR of the Peer Group

The following table compares (i) the Corporation’s cumulative TSR over the five-year period presented in the table and (ii) the cumulative TSR of the S&P Regional Banks Select Industry Index over the five-year period presented in the table.

Tabular List, Table

Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Corporation’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Corporation uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, as a matter of policy, to the Corporation’s performance are as follows (all as described in further detail in the Compensation Discussion and Analysis above):

•
Core Earnings Per Share
•
Pre-Tax, Pre-Provision Earnings Per Share
•
Non-Performing Assets Ratio
•
Net Charge Off Ratio
•
TSR
•
Corporation's Return on Average Assets
•
Return on Average Tangible Common Equity

Total Shareholder Return Amount	$ 138.23	107.94	99.22	111.34	101.33
Peer Group Total Shareholder Return Amount	145.48	122.17	102.56	110.8	129.98
Net Income (Loss)	$ 223,105	$ 151,510	$ 159,032	$ 192,113	$ 242,260
Company Selected Measure Amount	3.4	2.34	2.56	3.04	3.62
Net Income Per Common Share Diluted | $ / shares	$ 2.23	$ 2.26	$ 2.51	$ 3.02	$ 3.53
After Tax Restructuring And Merger Related Expenses Per Common Share Diluted | $ / shares	0.66	0.08	0.05	0.02	0.09
After Tax Day One Provision for Credit Losses on Acquired Loans | $ / shares	$ 0.51	$ 0	$ 0	$ 0	$ 0
Tax	21.00%	21.00%	21.00%	21.00%	21.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings Per Share
Non-GAAP Measure Description
8.
The Corporation selected measure is core earnings per share, excluding after-tax restructuring and merger-related expenses and after-tax day one provision for credit losses on acquired loans. This is a non-GAAP measure, and is disclosed in Form 10-K for the year ended December 31, 2025.

Year	2025	2024	2023	2022	2021
Net income per common share – diluted (“EPS”)	$2.23	$2.26	$2.51	$3.02	$3.53
Add: After-tax restructuring and merger-related expenses per common share - diluted (9)	0.66	0.08	0.05	0.02	0.09
Add: After-tax day one provision for credit losses on acquired loans (9)	0.51	-	-	-	-
Core EPS	$3.40	$2.34	$2.56	$3.04	$3.62

Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge Off Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Corporation's Return on Average Assets
Measure:: 7
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,683,980	$ 2,663,940	$ 2,263,819
PEO Actually Paid Compensation Amount	$ 4,788,624	$ 2,849,416	$ 2,694,287
PEO Name	Mr. Jackson	Mr. Jackson	Mr. Jackson
Clossin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,534,148	$ 3,033,062	$ 2,706,287
PEO Actually Paid Compensation Amount			$ 2,054,422	$ 3,523,605	$ 3,061,694
PEO Name			Mr. Clossin	Mr. Clossin	Mr. Clossin
PEO | Jackson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Jackson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,714,820)
PEO | Jackson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,819,464
PEO | Jackson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,777,733
PEO | Jackson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,252
PEO | Jackson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,521)
PEO | Jackson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson [Member] | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,739
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,797
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(471,195)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,385
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,206
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,554
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,204)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,171)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,364)